Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of foreign currency risk
	December 31, 2020	December 31, 2019	December 31, 2018
	(US$)	(US$)	(US$)
Cash	86,800	72,097	25,689
Lease obligations	(741,868)	(768,563)	-
Accounts payable and accrued liabilities	(1,092,402)	(445,660)	(543,790)
	(1,747,470)	(1,142,126)	(518,101)